REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of disaggregation of revenue [Table Text Block]	Revenue by Type

FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Revenue from contracts with customers	$306	$—	$4,041	$11,204	$44,558	$3,259	$2,463	$65,831
Other revenue	—	169	539	737	1,694	6,664	97	9,900
	$306	$169	$4,580	$11,941	$46,252	$9,923	$2,560	$75,731

FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Revenue from contracts with customers	$246	$—	$3,757	$8,611	$35,599	$2,403	$2,170	$52,786
Other revenue	—	872	328	683	1,562	6,448	73	9,966
	$246	$872	$4,085	$9,294	$37,161	$8,851	$2,243	$62,752

Disclosure of maturity analysis of finance lease payments receivable [text block]	Timing of Recognition of Revenue from Contracts with Customers

FOR THE YEAR ENDED DEC. 31, 2021 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$137	$137	$37,676	$637	$2,450	$41,037
Services transferred over a period of time	306	—	3,904	11,067	6,882	2,622	13	24,794
	$306	$—	$4,041	$11,204	$44,558	$3,259	$2,463	$65,831

FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$143	$160	$28,944	$553	$2,167	$31,967
Services transferred over a period of time	246	—	3,614	8,451	6,655	1,850	3	20,819
	$246	$—	$3,757	$8,611	$35,599	$2,403	$2,170	$52,786
The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt:

	Payments Receivable by Period
AS AT DEC. 31, 2021 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$5,072	$8,090	$6,333	$14,355	$33,850

	Payments Receivable by Period
AS AT DEC. 31, 2020 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$4,738	$8,385	$6,661	$15,971	$35,755